FINANCIAL AND CAPITAL RISK MANAGEMENT - Commodity price risk (Details) - Commodity price risk - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL AND CAPITAL RISK MANAGEMENT
Range of possible increase (as a percent)	3.00%
Range of possible decrease (as a percent)	3.00%
Primary aluminum
FINANCIAL AND CAPITAL RISK MANAGEMENT
Increase (decrease) due to increase in range	¥ (14.0)	¥ (46.0)
Increase (decrease) due to decrease in range	40.0	14.0
Primary aluminum | Futures contracts | Financial liabilities at fair value through profit or loss
FINANCIAL AND CAPITAL RISK MANAGEMENT
Fair values of the outstanding financial liability	1.0	2.0
Primary aluminum | Futures contracts | Financial assets at fair value through profit or loss
FINANCIAL AND CAPITAL RISK MANAGEMENT
Fair values of the outstanding financial asset	3.0	16.0
Copper
FINANCIAL AND CAPITAL RISK MANAGEMENT
Increase (decrease) due to increase in range	0.9	0.3
Increase (decrease) due to decrease in range	0.9	0.9
Zinc
FINANCIAL AND CAPITAL RISK MANAGEMENT
Increase (decrease) due to increase in range	(1.0)	(7.0)
Increase (decrease) due to decrease in range	5.1	1.0
Coal
FINANCIAL AND CAPITAL RISK MANAGEMENT
Increase (decrease) due to increase in range	(2.7)	(0.2)
Increase (decrease) due to decrease in range	¥ 0.2	¥ 2.7